Share-based Compensation - Summary of Share Based Compensation Stock Options Activity Outstanding (Detail) - Share-based Payment Arrangement, Option [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Share Based Compensation Stock Options Activity Outstanding [Line Items]
Options number, Outstanding	16,154,051	11,096,360	12,860,000
Options number, Exercisable	5,004,126
Options number, Expected to vest	11,149,925
Weighted average exercise price, Outstanding	$ 0.1607	$ 0.55	$ 0.53
Weighted average exercise price, Exercisable	0.1607
Weighted average exercise price, Expected to vest	$ 0.1607
Weighted average remaining contractual life, Outstanding	8 years 6 months
Weighted average remaining contractual life, Exercisable	8 years 6 months
Weighted average remaining contractual life, Expected to vest	8 years 6 months
Aggregate intrinsic value, Outstanding	$ 3,059
Aggregate intrinsic value, Exercisable	948
Aggregate intrinsic value, Expected to vest	$ 2,111